Revenue - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue by geographical region and revenue type
The following tables present the Company’s revenues disaggregated by geographical region and revenue type for the nine-month periods ended September 27, 2019 and September 28, 2018 ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenue.

	Specialty Products & Technologies	Equipment & Consumables	Total
Nine-Month Period Ended September 27, 2019:
Geographical region:
North America	$450.7	$515.7	$966.4
Western Europe	234.7	209.0	443.7
High-growth markets (a)	257.8	232.2	490.0
Other developed markets (a)	70.7	60.3	131.0
Total	$1,013.9	$1,017.2	$2,031.1

Revenue type:
Consumables, services and spare parts	$956.6	$532.7	$1,489.3
Equipment, software and other systems	57.3	484.5	541.8
Total	$1,013.9	$1,017.2	$2,031.1

Nine-Month Period Ended September 28, 2018:
Geographical region:
North America	$447.1	$530.1	$977.2
Western Europe	253.2	230.1	483.3
High-growth markets (a)	249.2	242.3	491.5
Other developed markets (a)	73.1	60.4	133.5
Total	$1,022.6	$1,062.9	$2,085.5

Revenue type:
Consumables, services and spare parts	$970.5	$543.0	$1,513.5
Equipment, software and other systems	52.1	519.9	572.0
Total	$1,022.6	$1,062.9	$2,085.5
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(a)
The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which include Eastern Europe, the Middle East, Africa, Latin America and Asia (with the exception of Japan).  The Company defines developed markets as all markets that are not high-growth markets.

The following table presents the Company’s revenues disaggregated by geographical region and revenue type for the year ended December 31, 2018 ($ in millions). Sales taxes and other usage-based taxes collected from customers are excluded from revenues. The Company defines high-growth markets as developing markets of the world experiencing extended periods of accelerated growth in gross domestic product and infrastructure which includes Eastern Europe, the Middle East, Africa, Latin America and Asia (with the exception of Japan and Australia). The Company defines developed markets as all markets of the world that are not high-growth markets.

	Specialty Products & Technologies	Equipment & Consumables	Total
Geographical region:
North America	$605.5	$744.9	$1,350.4
Western Europe	340.8	318.8	659.6
Other developed markets	97.0	82.9	179.9
High-growth markets	326.5	328.1	654.6
Total	$1,369.8	$1,474.7	$2,844.5

Revenue type:
Consumables, services and spare parts	$1,297.5	$742.3	$2,039.8
Equipment, software and other systems	72.3	732.4	804.7
Total	$1,369.8	$1,474.7	$2,844.5